Summary of significant accounting policies - Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Summary of significant accounting policies
Interest or penalties related to unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0